Shareholders' Equity and Redeemable Non-controlling Interests, Dividend distribution (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Mar Quarterly dividend [Member]
Dividends Payable [Line Items]
Dividend per ordinary share (per share)				$ 1.13				$ 1.05
Aggregate dividends paid				$ 371				$ 352
Date of record				Mar. 07, 2022				Mar. 08, 2021
Jun Quarterly dividend [Member]
Dividends Payable [Line Items]
Dividend per ordinary share (per share)			$ 1.19				$ 1.13
Aggregate dividends paid			$ 389				$ 378
Date of record			Jun. 06, 2022				Jun. 07, 2021
Jun 2022 Special dividend [Member]
Dividends Payable [Line Items]
Dividend per ordinary share (per share)			$ 5.20
Aggregate dividends paid			$ 1,704
Date of record			Jun. 06, 2022
Sep Quarterly dividend [Member]
Dividends Payable [Line Items]
Dividend per ordinary share (per share)		$ 1.19				$ 1.13
Aggregate dividends paid		$ 388				$ 380
Date of record		Aug. 29, 2022				Aug. 30, 2021
Dec Quarterly dividend [Member]
Dividends Payable [Line Items]
Dividend per ordinary share (per share)	$ 1.19				$ 1.13
Aggregate dividends paid	$ 386				$ 376
Date of record	Nov. 28, 2022				Nov. 29, 2021
Dividend paid [Member]
Dividends Payable [Line Items]
Dividend per ordinary share (per share)									$ 9.90	$ 4.44
Aggregate dividends paid									$ 3,238	$ 1,486
Dividend equivalent [Member]
Dividends Payable [Line Items]
Aggregate dividends paid									$ 8